Filed pursuant to Rule 497(e) under the Securities Act of 1933

File Nos. 333-16617, 333-14725 and 333-14729

NUVEEN MUTUAL FUNDS

SUPPLEMENT TO PROSPECTUSES

Dated July 14, 2006

Prospectuses Dated June 28, 2006	Prospectus Dated August 29, 2005

Nuveen Multistate Trust II	Nuveen Municipal Trust
Nuveen Connecticut Municipal Bond Fund	Nuveen Limited Term Municipal Bond Fund
Nuveen Massachusetts Municipal Bond Fund	Nuveen Insured Municipal Bond Fund
Nuveen Massachusetts Insured Municipal Bond Fund
Nuveen New Jersey Municipal Bond Fund	Prospectus Dated September 28, 2005
Nuveen New York Municipal Bond Fund
Nuveen New York Insured Municipal Bond Fund	Nuveen Multistate Trust I
Nuveen Maryland Municipal Bond Fund Nuveen Pennsylvania Municipal Bond Fund Nuveen Virginia Municipal Bond Fund

As part of a general realignment of portfolio management responsibilities, the portfolio managers listed below have assumed management responsibility for the specified Nuveen mutual funds, effective immediately.

The portfolio managers listed below have assumed management responsibility for the specified Nuveen mutual funds. This will not change the fund’s investment objectives, policies or day-to-day portfolio management practices. Each fund utilizes a team approach and each lead manager has extensive experience managing municipal bond portfolios.

Fund	Portfolio Manager	Investment Experience

Nuveen Connecticut Municipal Bond Fund

Nuveen Massachusetts Municipal Bond Fund

Nuveen Massachusetts Insured Municipal Bond Fund

Nuveen New Jersey Municipal Bond Fund

Nuveen New York Municipal Bond Fund

Nuveen New York Insured Municipal Bond Fund

Nuveen Maryland Municipal Bond Fund

Nuveen Pennsylvania Municipal Bond Fund

Nuveen Virginia Municipal Bond Fund

	Cathryn P.Steeves, PhD	Vice President, Nuveen Asset Management, currently managing 68 Nuveen-sponsored investment companies. She has been Vice President of NAM since 2003 and was, previously, Assistant Vice President (2001-2003). She joined Nuveen in 1996 and worked as a senior analyst in the healthcare sector. Cathryn has an undergraduate degree from Wake Forest University, an MA, MPhil and a PhD from Columbia University.
Nuveen Limited Term Municipal Bond Fund Nuveen Insured Municipal Bond Fund	Thomas C. Spalding, Jr., CFA

Vice President, Nuveen Asset Management and Senior Investment Officer of Nuveen Investments. He has direct investment responsibility for the Nuveen National Long Term funds investments for a total of 12 Nuveen-sponsored investment companies. He joined Nuveen in 1975 as assistant portfolio manager and has been the portfolio manager of the Nuveen Municipal Value Fund, Nuveen’s first closed-end exchange traded fund, since its inception in 1987.

EFFECTIVE August 15, 2006, Paul Brennan will assume the portfolio management responsibility for Nuveen Limited Term Municipal Bond Fund Nuveen Insured Municipal Bond Fund	Paul L. Brennan, CFA, CPA	Vice President, Nuveen Asset Management (since 2002), he became a portfolio manager of Flagship Financial Inc. in 1994, and subsequently became an Assistant Vice President of NAM upon the acquisition of Flagship Resources Inc. by Nuveen in 1997. He currently manages investments for 15 Nuveen-sponsored investment companies.

PLEASE KEEP THIS WITH YOUR FUND PROSPECTUS

FOR FUTURE REFERENCE

MGN-PORT-0706D